Details of Significant Accounts - Share-based payment - Expenses incurred (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Equity settled	$ 1,441	$ 1,006